SIGNIFICANT ACCOUNTING POLICIES - Income taxes (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Income Taxes [Line Items]
Income tax rates	20.00%	20.00%	20.00%
Russia
Disclosure of Income Taxes [Line Items]
Income tax rates	20.00%
Cyprus
Disclosure of Income Taxes [Line Items]
Income tax rates	12.50%
N1 Technologies LLC
Disclosure of Income Taxes [Line Items]
Income tax rates	3.00%